Consolidated Statements of Changes in Stockholders' Equity (Deficit) (USD $)	Total	Common Stock	Additional Paid-in Capital	Deficit Accumulated in the Development Stage	Other Comprehensive Income	Issuance During Period 1st	Issuance During Period 1st Common Stock	Issuance During Period 1st Additional Paid-in Capital	Issuance During Period 2nd	Issuance During Period 2nd Common Stock	Issuance During Period 2nd Additional Paid-in Capital	Issuance During Period 3rd	Issuance During Period 3rd Common Stock	Issuance During Period 3rd Additional Paid-in Capital	Issuance During Period 4th	Issuance During Period 4th Common Stock	Issuance During Period 4th Additional Paid-in Capital	Issuance During Period 5th	Issuance During Period 5th Common Stock	Issuance During Period 5th Additional Paid-in Capital	Goods and Services Exchanged for Equity Instrument	Goods and Services Exchanged for Equity Instrument Common Stock	Goods and Services Exchanged for Equity Instrument Additional Paid-in Capital	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd Common Stock	Goods and Services Exchanged for Equity Instrument Issuance During Period 2nd Additional Paid-in Capital
Beginning balance at May. 02, 2006	$ 0	$ 0	$ 0	$ 0	$ 0
Beginning balance (in shares) at May. 02, 2006		0
Common Stock issued (in shares)		60,000,000
Common Stock issued	7,500	60,000	(52,500)
Net loss	(2,646)			(2,646)
Ending balance at Nov. 30, 2006	4,854	60,000	(52,500)	(2,646)
Ending balance (in shares) at Nov. 30, 2006		60,000,000
Common Stock issued (in shares)							31,800,000			3,200,000			8,000,000			7,000,000
Common Stock issued						15,900	31,800	(15,900)	1,600	3,200	(1,600)	4,000	8,000	(4,000)	3,500	7,000	(3,500)
Net loss	(13,355)			(13,355)
Ending balance at Nov. 30, 2007	16,499	110,000	(77,500)	(16,001)
Ending balance (in shares) at Nov. 30, 2007		110,000,000
Common Stock issued (in shares)																						90,200,000
Common Stock issued																					45,100	90,200	(45,100)
Net loss	(97,440)			(97,440)
Ending balance at Nov. 30, 2008	(35,841)	200,200	(122,600)	(113,441)
Ending balance (in shares) at Nov. 30, 2008		200,200,000
Net loss	(65,598)			(65,598)
Ending balance at Nov. 30, 2009	(101,439)	200,200	(122,600)	(179,039)
Ending balance (in shares) at Nov. 30, 2009		200,200,000
Net loss	(3,160)			(3,160)
Ending balance at Dec. 31, 2009	(104,599)	200,200	(122,600)	(182,199)
Beginning balance (in shares) at Dec. 31, 2009		200,200,000
Common Stock issued (in shares)							38,000,000						1,500,000			2,000,000			1,187,500						325,000
Common Stock issued						3,757,428	38,000	3,719,428				150,000	1,500	148,500	800,000	2,000	798,000	475,000	1,188	473,812				195,000	325	194,675
Common Stock cancellation (in shares)		(150,200,000)
Common Stock cancellation	(21,500)	(150,200)	128,700
Stock based compensation	358,841		358,841
Contributed capital	167,052		167,052
Foreign currency translation gain	2,136				2,136
Net loss	(3,153,487)			(3,153,487)
Ending balance at Dec. 31, 2010	$ 2,625,871	$ 93,013	$ 5,866,408	$ (3,335,686)	$ 2,136
Ending balance (in shares) at Dec. 31, 2010		93,012,500